LDR REAL ESTATE VALUE OPPORTUNITY FUND

Schedule of Investments

September 30, 2025 (unaudited)

	Shares	Value
89.28% COMMON STOCKS
44.15% DIVERSIFIED/OTHER
American Tower Corporate REIT	2,258	$434,259
Cadiz, Inc.(A)	15,113	71,333
Caesars Entertainment, Inc.(A)	22,963	620,575
Crown Castle, Inc. REIT	4,586	442,503
Equinix, Inc.	874	684,552
FTAI Aviation Ltd.	3,273	546,133
FTAI Infrastructure, Inc.	49,503	215,833
Iron Mountain, Inc.	6,344	646,707
Vertiv Holdings Co.	5,636	850,247
Vici Properties, Inc.	19,830	646,656
		5,158,798
11.05% HEALTHCARE
Community Healthcare Trust, Inc.	37,558	574,637
Diversified Healthcare Trust	162,538	716,793
		1,291,430
3.73%	INDUSTRIALS
	Prologis, Inc. REIT	3,806	435,863
3.76%	MORTGAGE
	ARMOUR Residential REIT, Inc.(A)	29,446	439,923
8.19%	RESIDENTIAL
	Essex Property Trust, Inc. REIT	1,372	367,230
	UMH Properties, Inc.	39,697	589,500
			956,730
14.80%	RETAIL
	Brixmor Property Group, Inc. REIT	22,879	633,291
	CTO Realty Growth, Inc.	39,858	649,685
	Simon Property Group, Inc. REIT	2,379	446,467
			1,729,443

LDR REAL ESTATE VALUE OPPORTUNITY FUND

Schedule of Investments

September 30, 2025 (unaudited)

		Shares	Value
3.60%	TRIPLE NET LEASE
	Realty Income Corp. REIT	6,924	420,910
89.28%	TOTAL COMMON STOCKS
			$10,433,098
	(Cost: $10,002,665)
8.41%	PREFERRED STOCKS
0.09%	DIVERSIFIED/OTHER
	Cadiz, Inc.	536	10,398
2.33%	LODGING
	Pebblebrook Hotel Trust	13,658	271,794
5.99%	MORTGAGE
	Ready Capital Corp.	706	16,866
	Ready Capital Corp.	13,661	337,017
	TPG RE Finance Trust, Inc.	19,501	346,143
			700,026
8.41%	TOTAL PREFERRED STOCKS
			$982,219
	(Cost: $981,939)
97.69%	TOTAL INVESTMENTS		11,415,316
	(Cost: $10,984,604)
2.31%	Other assets, net of liabilities		269,890
100.00%	NET ASSETS		$11,685,206

(A)Non-income producing

REIT - Real Estate Investment Trust.

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2025:

	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
COMMON STOCKS		$10,433,098			10,433,098
PREFERRED STOCKS		982,219			982,219
TOTAL INVESTMENTS		11,415,316	-	-	$11,415,316

The cost of investments for Federal income tax purposes has been estimated a/o September 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $10,984,604, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$938,766
Gross unrealized depreciation	(508,054)
Net unrealized appreciation	$430,712